Note 4 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and Equipment, Net

Property and equipment, net, consisted of the following as of
December
31,
2016
and
2015
(in thousands):

	Life	December 31,
	(in years)	2016	2015

Medical equipment	5	$657	$454
Computer equipment	3	83	56
Furniture and fixtures	7	57	24
		797	534
Less: Accumulated depreciation and amortization		(314)	(295)
Property and equipment, net		$483	$239

Depreciation and amortization expense for the years ended
December

31,
2016
and
2015
was
$111,000
and
$77,000,
respectively.